Supplementary Oil And Gas Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplementary Oil And Gas Information [Abstract]
Discount Factor To The Future Net Cash Flows Percentage	10.00%
Amount Reclassified From Operating Expenses to Transportation and Proccessing Expense	$ 240	$ 239